INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Schedule of Interests in Subsidiaries
As of December 31, 2022, the following were subsidiary undertakings of the Group:

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Management Company UK Ltd.	United Kingdom	100.00%	Not applicable	102 Fulham Palace Road London W6 9PL.
Selina Operations UK Ltd.	United Kingdom	100.00%	Not applicable	102 Fulham Palace Road London W6 9PL.
Selina Operation Camden, Ltd.	United Kingdom	90.00%
Selina Operation Camden, Ltd. is a 90% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns 100% of Selina Operations UK, Ltd.’s share capital; and (2) Selina Operations UK, Ltd. owns 90% of the share capital of Selina Operation Camden, Ltd. represented by 135 Ordinary Shares.
				102 Fulham Palace Road London W6 9PL.
Selina Operation Brighton, Ltd.	United Kingdom	90.00%
Selina Operation Brighton, Ltd. is a 90% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns 100% of Selina Operations UK, Ltd.’s share capital; and (2) Selina Operations UK, Ltd. owns 90% of the share capital of Selina Operation Brighton, Ltd., represented by 135 Ordinary Shares.
				102 Fulham Palace Road London W6 9PL.
Selina Operation Midlands, Ltd	United Kingdom	99.01%
Selina Operation Midlands, Ltd. is a 99.01% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns 100% of Selina Operations UK, Ltd.’s outstanding stock; and (2) Selina Operations UK, Ltd. owns 99.1% of the outstanding stock of Selina Operation Midlands, Ltd. Third-party owns 0.99% of the of the outstanding stock of Selina Operation Midlands, Ltd (via B ordinary shares) and Selina Operations UK, Ltd. owns 99.01% of the outstanding stock of Selina Operation Midlands, Ltd (via A ordinary shares). Selina Operations UK, Ltd owns 100% of the voting shares in Selina Operation Midlands, Ltd. Third party's B ordinary shares have a distribution preference.
				102 Fulham Palace Road London W6 9PL.
Selina RY Ltd.	United Kingdom	100.00%	Not applicable	102 Fulham Palace Road London W6 9PL.
Selina Operations Bath Ltd.	United Kingdom	100.00%	Not applicable	102 Fulham Palace Road London W6 9PL.
Selina Operation Holborn Ltd (formerly Selina UK Real Estate Ltd.)	United Kingdom	100.00%	Not applicable	102 Fulham Palace Road London W6 9PL.
Selina Loyalty Management Ltd.	United Kingdom	100.00%	Not applicable	102 Fulham Palace Road London W6 9PL.
Selina Ventures Holding Ltd.	United Kingdom	100.00%	Not applicable	102 Fulham Palace Road London W6 9PL.
Selina Wheel Ventures Limited	United Kingdom	100.00%
The ownership interest in Selina Wheel Ventures Limited comprises partnership interests. Selina Ventures Holding Ltd is contractually obligated to transfer part of its shares so that its final ownership will be equal to 45%.
				102 Fulham Palace Road London W6 9PL.
Global Demandco Limited	United Kingdom	100.00%	Not applicable	102 Fulham Palace Road London W6 9PL.
Selina International Music Summits Ltd.	United Kingdom	100.00%	Not applicable	102 Fulham Palace Road London W6 9PL.
Selina Sound Ventures GP Limited	Jersey Channel Islands	100.00%
The ownership interest in Selina Sound Ventures GP Limited and Pirate Venture LP comprises partnership interests. Pirate Studios Limited is a 3.50% owned investment of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns 100% of Pirate Venture LP’s (Jersey Island) limited partnership rights as the sole limited partner thereof; (2) Selina Holding Company UK Societas owns 100% of Seliana Venture Holdings Ltd. outstanding equity stock, (3) Selina Ventures Holding Ltd. also owns 100% of the outstanding stock of Selina Sound Ventures GP Limited (Jersey Island) which is the general partner of Pirate Ventures LP; and (4) Selina Sound Ventures Ltd. acting on behalf of Pirate Venture LP as the general partner thereof, holds 3.50% of Pirate Studios Limited outstanding stock represented in 3,221 preferred B1 shares.
				3rd Floor, Liberation House, Castle Street, St Helier, Jersey JE1 1BL
Pirate Venture LP	Jersey Channel Islands	100.00%	Not applicable	3rd Floor, Liberation House, Castle Street, St Helier, Jersey JE1 1BL
Seli-Na Operations II Pt, Lda.	Portugal	100.00%	Not applicable	Beco Carrasco nº1, 1200-096 Lisboa, Portugal
Seli-Na Operation Porto, Unipessoal Lda.	Portugal	100.00%	Not applicable	Beco Carrasco nº1, 1200-096 Lisboa, Portugal
Seli-Na Operation Ericeira, Unipessoal Lda.	Portugal	100.00%	Not applicable	Beco Carrasco nº1, 1200-096 Lisboa, Portugal

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Seli-Na Operation Palacio, Unipessoal Lda.	Portugal	100.00%	Not applicable	Beco Carrasco nº1, 1200-096 Lisboa, Portugal
Seli-Na Operation Vila Nova, Unipessoal Lda.	Portugal	100.00%	Not applicable	Beco Carrasco nº1, 1200-096 Lisboa, Portugal
Seli-Na Operation Lisboa RF, Unipessoal Lda.	Portugal	100.00%	Not applicable	Beco Carrasco nº1, 1200-096 Lisboa, Portugal
Seli-Na Operation Geres PT, Unipessoal Lda.	Portugal	100.00%	Not applicable	Beco Carrasco nº1, 1200-096 Lisboa, Portugal
Seli-Na Operation Arabic Building, Unipessoal Lda.	Portugal	100.00%	Not applicable	Beco Carrasco nº1, 1200-096 Lisboa, Portugal
Seli-Na Operation Peniche, Unipessoal Lda.	Portugal	100.00%	Not applicable	Beco Carrasco nº1, 1200-096 Lisboa, Portugal
Seli-Na Operation Sintra, Unipessoal Lda.	Portugal	100.00%	Not applicable	Beco Carrasco nº1, 1200-096 Lisboa, Portugal
Seli-Na Portugal Real Estate, Unipessoal Lda.	Portugal	100.00%	Not applicable	Beco Carrasco nº1, 1200-096 Lisboa, Portugal
Selina Operation Hellas S.A.	Greece	100.00%	Not applicable	18 Theatrou Square, Athens, Greece
Selina Operation Theatrou Single Member, S.A.	Greece	100.00%	Not applicable	18 Theatrou Square, Athens, Greece
Selina Operation Makrinitsa Single Member, S.A.	Greece	100.00%	Not applicable	18 Theatrou Square, Athens, Greece
Selina Athens Real Estate, S.A.	Greece	100.00%	Not applicable	18 Theatrou Square, Athens, Greece
Selina Operation Evoia Single Member, S.A.	Greece	100.00%	Not applicable	18 Theatrou Square, Athens, Greece
Selina Real Estate Single Member Private Company	Greece	100.00%	Not applicable	18 Theatrou Square, Athens, Greece
Selina Operations AUT GmbH	Austria	100.00%	Not applicable	Schottenring 14 1010 Vienna Austria
Selina Operation Bad Gastein GmbH	Austria	100.00%	Not applicable	Schottenring 14 1010 Vienna Austria
Selina Holding Australia Pty, Ltd.	Australia	100.00%	Not applicable	Level 25, 100 Miller Street, North Sydney NSW 2060
Selina Operations Australia Pty, Ltd.	Australia	100.00%	Not applicable	Level 25, 100 Miller Street, North Sydney NSW 2060
Selina Operation St. Kilda Pty, Ltd.	Australia	100.00%	Not applicable	Level 25, 100 Miller Street, North Sydney NSW 2060
Selina Operation Brisbane Pty, Ltd.	Australia	100.00%	Not applicable	Level 25, 100 Miller Street, North Sydney NSW 2060
Selina Operation Magnetic Island Pty Ltd.	Australia	100.00%	Not applicable	Level 25, 100 Miller Street, North Sydney NSW 2060
Selina Global Services Spain SL	Spain	100.00%	Not applicable	Calle Eloy Gonzalo, 27, 28010, Madrid, España
Selina Operations Spain SL	Spain	100.00%	Not applicable	Madrid 28008, Calle Princesa, No 24, 4 P
Selina Operation Granada SL	Spain	100.00%	Not applicable	Madrid 28008, Calle Princesa, No 24, 4 P
Selina Operations Hungary Kft	Hungary	100.00%	Not applicable	1072 Budapest, Rákóczi utca 42, Hungary
Selina Danube Real Estate Kft	Hungary	100.00%	Not applicable	1072 Budapest, Rákóczi utca 42, Hungary
Selina Operation Poland Spółka Z Ograniczoną Odpowiedzialnoscią	Poland	100.00%	Not applicable	Grzybowska 2/29, Warsaw, Poland
Selina Operations Germany GmbH	Germany	100.00%	Not applicable	Konstanzer Straße 1, 10707 Berlin, Germany
Selina DE GmbH	Germany	100.00%	Not applicable	Konstanzer Straße 1, 10707 Berlin, Germany
Selina Berlin GmbH & Co KG	Germany	100.00%	Not applicable	Konstanzer Straße 1, 10707 Berlin, Germany
S1 Berlin Mitte GmbH & Co KG	Germany	100.00%	Not applicable	Konstanzer Straße 1, 10707 Berlin, Germany

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Konstanzer Str GmbH and Co KG	Germany	100.00%	Not applicable	Konstanzer Straße 1, 10707 Berlin, Germany
Selina RE GmbH	Germany	100.00%	Not applicable	Konstanzer Straße 1, 10707 Berlin, Germany
Selina Services Israel Ltd	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Israel Ltd	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Neve Tzedek Ltd	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Sea Of Galilee Ltd	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Beit Oren Ltd	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Ramon Ltd	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Jerusalem Mountains Ltd	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Real Estate Holding, S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operation Capsule Ltd.	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Metula Ltd,	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Almog Ltd.	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Adama Ltd.	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Negev Ltd.	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Arava Ltd.	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Yarden Harari Ltd.	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Operation Hayarkon Ltd.	Israel	100.00%	Not applicable	12 Haachim Mesalvita St., Tel Aviv, Israel
Selina Panama Real Estate, S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
SPV 1 Panama RE, S.A.	Panama	85.00%
SPV 1 Panama RE, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operations Panama Two, S.A.'s outstanding stock; and (4) Selina Operations Panama Two, S.A. owns 100% of SPV 1 Panama RE, S.A.'s outstanding stock.
				Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operation One (1), S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operations Panama, S.A.	Panama	76.925%
Selina Operations Panama, S.A. is a 76.925% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.’s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A..’s outstanding stock and (3) PCN Operations S.A. owns 90.5% of Selina Operations Panama S.A.’s outstanding stock represented in 1510 Class A shares.

The ownership interest in Selina Operations Panama, S.A. comprises Class A Shares.
				Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operations Panama Two S.A.	Panama	85.00%
Selina Operations Panama Two, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; and (3) PCN Operations, S.A. owns 100% of Selina Operations Panama Two, S.A.'s outstanding stock;
				Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Operation Red Frog, S.A.	Panama	76.925%
Selina Operation Red Frog, S.A. is a 76.925% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.’s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.’s outstanding stock; (3) PCN Operations, S.A. owns 90.5% of Selina Operations Panama, S.A.’s outstanding stock; and (4) Selina Operations Panama, S.A. owns 100% of the outstanding stock of Selina Operation Red Frog, S.A.
				Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operations Bocas Del Toro, S.A.	Panama	76.925%
Selina Operations Bocas Del Toro, S.A. is a 76.925% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.’s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations S.A.’s outstanding stock; (3) PCN Operations, S.A. owns 90.5% of Selina Operations Panama, S.A.’s outstanding stock; and (4) Selina Operations Panama, S.A. owns 100% of the outstanding stock of Selina Operations Bocas Del Toro, S.A.
				Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Pedasi, S.A.	Panama	76.925%
Selina Pedasi, S.A. is a 76.925% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.’s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations S.A.’s outstanding stock; (3) PCN Operations, S.A. owns 90.5% of Selina Operations Panama, S.A.’s outstanding stock; and (4) Selina Operations Panama, S.A. owns 100% of the outstanding stock of Selina Pedasi, S.A.
				Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Management Panama, S.A.	Panama	100.00%		Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Explore Panama, S.A.	Panama	76.925%
Selina Explore Panama, S.A. is a 76.925% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.’s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations S.A.’s outstanding stock; (3) PCN Operations S.A. owns 90.5% of Selina Operations Panama, S.A.’s outstanding stock; and (4) Selina Operations Panama, S.A. owns 100% of the outstanding stock of Selina Explore Panama, S.A.
				Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Corriente Del Sur Investment, S.A.	Panama	76.925%
Corriente Del Sur Investment, S.A. is a 76.925% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.’s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations S.A.’s outstanding stock; (3) PCN Operations S.A. owns 90.5% of Selina Operations Panama, S.A.’s outstanding stock; and (4) Selina Operations Panama, S.A. owns 100% of the outstanding stock of Corriente Del Sur Investment, S.A.
				Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operation Venao, S.A.	Panama	76.925%
Selina Operation Venao, S.A. is a 76.925% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.’s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations S.A.’s outstanding stock; (3) PCN Operations S.A. owns 90.5% of Selina Operations Panama, S.A.’s outstanding stock; and (4) Selina Operations Panama, S.A. owns 100% of the outstanding stock of Selina Operation Venao, S.A.
				Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operation Bola De Oro, S.A.	Panama	76.925%
Selina Operation Bola De Oro, S.A. is a 76.925% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.’s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations S.A.’s outstanding stock; (3) PCN Operations S.A. owns 90.5% of Selina Operations Panama, S.A.’s outstanding stock; and (4) Selina Operations Panama, S.A. owns 100% of the outstanding stock of Selina Operation Bola De Oro, S.A.
				Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operation Riopac, S.A.	Panama	85.00%
Selina Operation RioPac, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operations Panama Two, S.A.'s outstanding stock; and (4) Selina Operations Panama Two, S.A. owns 100% of Selina Operation RioPac, S.A.'s outstanding stock.
				Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operations Panama III, S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Operation El Valle, S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operation Boquete, S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operation Venao Tipi, S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operation Santa Catalina, S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Hospitality Academy, S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
RY Management, S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Rev-Share Col, S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operations Argentina, S.R.L.	Argentina	100.00%	Not applicable	Zabala 2465, 6th Floor, Apt. A, Buenos Aires, Argentina
Selina Operation Bariloche, S.R.L.	Argentina	100.00%	Not applicable	Zabala 2465, 6th Floor, Apt. A, Buenos Aires, Argentina
Hostech, S.A.	Argentina	100.00%	Not applicable	Zabala 2465, 6th Floor, Apt. A, Buenos Aires, Argentina
Selina Operations Mendoza, S.A.S	Argentina	100.00%	Not applicable	Zabala 2465, 6th Floor, Apt. A, Buenos Aires, Argentina
Selina Holding Operations Argentina, S.A.	Argentina	100.00%	Not applicable	Zabala 2465, 6th Floor, Apt. A, Buenos Aires, Argentina
Selina Argentina Real Estate, S.A.	Argentina	100.00%	Not applicable	Zabala 2465, 6th Floor, Apt. A, Buenos Aires, Argentina
Selina Hospitality Bolivia, S.R.L.	Bolivia	100.00%	Not applicable	La Paz, Ave. 20 de Octubre y Aspiazu No. 2080, Zona Sopocachi, Bolivia
Selina Operation La Paz, S.R.L.	Bolivia	100.00%	Not applicable	La Paz, Ave. 20 de Octubre y Aspiazu No. 2080, Zona Sopocachi, Bolivia
Selina Explore Bolivia, S.R.L.	Bolivia	100.00%	Not applicable	La Paz, Ave. 20 de Octubre y Aspiazu No. 2080, Zona Sopocachi, Bolivia
Selina Brazil Hospitalidade, S.A	Brazil	100.00%	Not applicable	Rua Aspicuelta, Numero 237, CEP 05.433-010 Vila Madalena, Sao Paulo, Brasil
Selina Operation Hospedagem Eireli	Brazil	100.00%	Not applicable	Rua Aspicuelta, Numero 237, CEP 05.433-010 Vila Madalena, Sao Paulo, Brasil
Selina Brazil Turismo, Ltda.	Brazil	100.00%	Not applicable	Rua Aspicuelta, Numero 237, CEP 05.433-010 Vila Madalena, Sao Paulo, Brasil
Selina Operations Chile, SpA	Chile	100.00%	Not applicable	Santiago, Chile
Selina Explore Chile, SpA	Chile	100.00%	Not applicable	Santiago, Chile
Selina Operation Pucon, SpA	Chile	100.00%	Not applicable	Santiago, Chile
Selina Operation Providencia, SpA	Chile	100.00%	Not applicable	Santiago, Chile
Selina Chile Real Estate SpA	Chile	100.00%	Not applicable	Santiago, Chile
Selina Real Estate Holding Costa Rica, S.A.	Costa Rica	100.00%	Not applicable	San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina San Jose City Real Estate, S.A.	Costa Rica	100.00%	Not applicable	San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Playa Jaco Real Estate, S.A.	Costa Rica	100.00%	Not applicable	San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina La Fortuna Real Estate, S.A.	Costa Rica	100.00%	Not applicable	San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Puerto Viejo Real Estate, S.A.	Costa Rica	100.00%	Not applicable	San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Miramar Vistas Real Estate, S.A.	Costa Rica	100.00%	Not applicable	San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Tamarindo Beach Real Estate, S.A.	Costa Rica	100.00%	Not applicable	San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Santa Teresa Re Dos, S.A.	Costa Rica	30%
Selina Santa Teresa RE Dos, S.A. is a 30% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Real Estate Holding, S.A.’s outstanding stock; (2) Selina Real Estate Holding S.A. owns 100% of Selina Real Estate Holding Costa Rica, S.A.’s outstanding stock; and (4) Selina Real Estate Holding Costa Rica, S.A. owns 30% of the outstanding stock of Selina Santa Teresa RE Dos, S.A.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Jaco Assets, S.A.	Costa Rica	100.00%	Not applicable	San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Operation Costa Rica, S.A.	Costa Rica	85.00%
Selina Operation Costa Rica, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; and (3) PCN Operations, S.A. owns 100% of Selina Operation Costa Rica, S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Operation Santa Teresa, S.A.	Costa Rica	85.00%
Selina Operation Santa Teresa, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Selina Operation Santa Teresa, S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Operation San Jose City, S.A.	Costa Rica	85.00%
Selina Operation San Jose City, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Selina Operation San Jose City, S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Operation Miramar Vistas, S.A.	Costa Rica	85.00%
Selina Operation Miramar Vistas, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Selina Operation Miramar Vistas, S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Operation Playa Jaco, S.A.	Costa Rica	85.00%
Selina Operation Playa Jaco, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Selina Operation Playa Jaco, S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Operation La Fortuna, S.A.	Costa Rica	85.00%
Selina Operation La Fortuna, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Selina Operation La Fortuna, S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Operation Puerto Viejo, S.A.	Costa Rica	85.00%
Selina Operation Puerto Viejo, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Selina Operation Puerto Viejo, S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Operation Tamarindo Beach, S.A.	Costa Rica	85.00%
Selina Operation Tamarindo Beach, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Selina Operation Tamarindo Beach, S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Restaurante Gato Negro, S.A.	Costa Rica	85.00%
Restaurante Gato Negro, S.A. is a 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Restaurante Gato Negro S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Hotel Casitas Eclipse, S.A.	Costa Rica	85.00%
Hotel Casitas Eclipse, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Hotel Casitas Eclipse S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Explore Costa Rica Ltd	Costa Rica	85.00%
Selina Explore Costa Rica, Ltd. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Selina Explore Costa Rica Ltd's outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Operation Nosara Sunsets, S.A.	Costa Rica	85.00%
Selina Operation Nosara Sunsets S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Selina Operation Nosara Sunsets, S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Operation Monteverde Forest, S.A.	Costa Rica	85.00%
Selina Operation Monteverde Forest S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operation Rica, S.A.'s outstanding stock; and (4) Selina Operation Costa Rica, S.A. owns 100% of Selina Operation Monteverde Forest, S.A.'s outstanding stock.
				San José Escazú, Distrito San Rafael, en Trejos Montealegre, Centro Corporativo El Cedral, Edificio Numero 4, Piso 3, Oficinas de Vector Legal
Selina Operation Ecuador Selinaecu, S.A.	Ecuador	100.00%	Not applicable	La Floresta, Avenida 12 de Octubre, No. 26-48, Quito, Ecuador
Selina Operation Quito Selinaquito, S.A.	Ecuador	100.00%	Not applicable	La Floresta, Avenida 12 de Octubre, No. 26-48, Quito, Ecuador
Selina Explore Ecuador Selinaexplore, S.A.	Ecuador	100.00%	Not applicable	La Floresta, Avenida 12 de Octubre, No. 26-48, Quito, Ecuador
Selina Operation Tena Selinatena, S.A.	Ecuador	100.00%	Not applicable	La Floresta, Avenida 12 de Octubre, No. 26-48, Quito, Ecuador
Selina Operation Banos Selinabanos, S.A.	Ecuador	100.00%	Not applicable	La Floresta, Avenida 12 de Octubre, No. 26-48, Quito, Ecuador
Selina Operation Cuenca Selinacuenca, S.A.	Ecuador	100.00%	Not applicable	La Floresta, Avenida 12 de Octubre, No. 26-48, Quito, Ecuador
Selina Operation Montana Selinasol, S.A.	Ecuador	100.00%	Not applicable	La Floresta, Avenida 12 de Octubre, No. 26-48, Quito, Ecuador
Selina Colombia Real Estate, S.A.S	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Bogota Real Estate, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Cartagena Real Estate, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Operation Colombia, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Operation Medellin, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Operation Cartagena, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Operation Santa Marta, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Explore Colombia, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Operation Bogota, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Operation Los Heroes, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Operation Parque 93, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Operation Villa De Leyva, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Operation Filandia, S.A.S.	Colombia	100.00%	Not applicable	Calle 11, #3-43 La Candelaria, Bogota, Colombia
Selina Operation Guatemala, S.A.	Guatemala	100.00%	Not applicable	12 calle 1-25 zona 10, Edificio Géminis Diez, Torre Sur, Oficina 711, Guatemala
Selina Operation Atitlan, S.A.	Guatemala	100.00%	Not applicable	12 calle 1-25 zona 10, Edificio Géminis Diez, Torre Sur, Oficina 711, Guatemala
Selina Operation Antigua, S.A.	Guatemala	100.00%	Not applicable	12 calle 1-25 zona 10, Edificio Géminis Diez, Torre Sur, Oficina 711, Guatemala
Selina Operation Guatemala City, S.A.	Guatemala	100.00%	Not applicable	12 calle 1-25 zona 10, Edificio Géminis Diez, Torre Sur, Oficina 711, Guatemala
Selina Operation Flores, S.A.	Guatemala	100.00%	Not applicable	12 calle 1-25 zona 10, Edificio Géminis Diez, Torre Sur, Oficina 711, Guatemala
Selina Explore Guatemala, S.A.	Guatemala	100.00%	Not applicable	12 calle 1-25 zona 10, Edificio Géminis Diez, Torre Sur, Oficina 711, Guatemala
Selina Hospitality Operations Jamaica Limited	Jamaica	100.00%	Not applicable	48 Duke Street, Kingston CSO, Kingston, Jamaica
Selina Explore Jamaica Limited	Jamaica	100.00%	Not applicable	48 Duke Street, Kingston CSO, Kingston, Jamaica

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Hospitality Operations Mexico, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Operations Mexico, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock represented in 1,000,000 Series A shares; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock represented in 99,000,000 Series A shares.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Cancun 1, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Cancun 1, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Cancun 1, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Cancun 2, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Cancun 2, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Cancun 2, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Playa Del Carmen, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Playa Del Carmen, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Playa Del Carmen, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Tulum S.A. De C.V.	Mexico	98.4%
Selina Hospitality Tulum S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Tulum S.A. DeC.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Hospitality Mexico City 1, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Mexico City 1, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Mexico City 1, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Mexico City 2, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Mexico City 2, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Mexico City 2, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Guadalajara, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Guadalajara, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Guadalajara, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Puerto Vallarta, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Puerto Vallarta, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Playa Del Carmen, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Hospitality Sayulita, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Sayulita, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Sayulita, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Mexico Subholding Two, S.A. De C.V.	Mexico	98.4%
Selina Mexico Subholding Two, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; and (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Puerto Escondido, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Puerto Escondido, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Puerto Escondido, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Mexico Subholding One, S.A. De C.V.	Mexico	98.4%
Selina Mexico Subholding One, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Oaxaca, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Oaxaca, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Oaxaca, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Hospitality Merida, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Merida, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Merida, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Isla Mujeres, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Isla Mujeres, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Isla Mujeres, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality San Miguel De Allende, S.A. De C.V.	Mexico	98.4%
Selina Hospitality San Miguel De Allende, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality San Miguel De Allende, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Holbox, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Holbox, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Holbox, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Hospitality San Cristobal De Las Casas, S.A. De C.V.	Mexico	98.4%
Selina Hospitality San Cristobal De Las Casas, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality San Cristobal De Las Casas, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Hospitality Bacalar, S.A. De C.V.	Mexico	98.4%
Selina Hospitality Bacalar, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Selina Hospitality Bacalar, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Personas Y Hospitalidad, S.A. De C.V.	Mexico	98.4%
Personas Y Hospitalidad, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Personas Y Hospitalidad, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Explore Selina Tours, S.A. De C.V.	Mexico	98.4%
Explore Selina Tours, S.A. De C.V. is a 98.4% owned subsidiary of Selina Hospitality PLC, as follows: (1) Selina Hospitality PLC owns (i) directly, 0.98% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; and (2) indirectly, through Selina Operation One (ii), S.A. (a wholly owned subsidiary of Selina Hospitality PLC), 97.42% of Selina Hospitality Operations Mexico, S.A. De C.V.’s outstanding stock; (2) Selina Hospitality Operations Mexico, S.A. De C.V. owns 100% of the outstanding stock of Selina Mexico Subholding One, S.A. De C.V.; (3) Selina Mexico Subholding One, S.A. De C.V. owns 100% of the outstanding stock of owns 100% of the outstanding stock of Selina Mexico Subholding Two, S.A. De C.V.; and (4) Selina Mexico Subholding Two, S.A. De C.V. owns 100% of the outstanding stock of Explore Selina Tours, S.A. De C.V.
				Calle Cazón No. 37 mz 18 lt 12 Sm 3 Cancún, Quintana Roo, Mexico
Selina Operations Nicaragua, S.A.	Nicaragua	85.00%
Selina Operations Nicaragua, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operations Panama Two, S.A.'s outstanding stock; (4) Selina Operations Panama Two, SA. Owns 1% of Selina Operation Nicaragua, S.A.'s outstanding stock; and (5) PCN Operations S.A. owns 99% of Selina Operations Nicaragua S.A.'s outstanding stock.
				Villa Fontana, Centro Financiero Invercasa III, 4to Piso, MOD 4E, Managua, Nicaragua

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Operation San Juan Del Sur, S.A.	Nicaragua	85.00%
Selina Operation San Juan Del Sur, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operations Panama Two, S.A.'s outstanding stock; (4) Selina Operations Panama Two, SA. Owns 1% of Selina Operation Nicaragua, S.A.'s outstanding stock; (5) PCN Operations S.A. owns 99% of Selina Operations Nicaragua S.A.'s outstanding stock; and (6) Selina Operations Nicaragua, S.A. owns 100% of Selina Operations San Juan Del Sur S.A.'s outstanding stock.
				Mercado Municipal 1c. al Este, Calle El Calvano, San Juan del Sur, Nicaragua
Selina Operation Granada, S.A.	Nicaragua	85.00%
Selina Operation Granada, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operations Panama Two, S.A.'s outstanding stock; (4) Selina Operations Panama Two, SA. Owns 1% of Selina Operation Nicaragua, S.A.'s outstanding stock; (5) PCN Operations S.A. owns 99% of Selina Operations Nicaragua S.A.'s outstanding stock; and (6) Selina Operations Nicaragua, S.A. owns 100% of Selina Operation Granada S.A.'s outstanding stock.
				Libertad Guest House, Calle La Libertad, Granada 43000, Nicaragua
Selina Operation Maderas, S.A.	Nicaragua	85.00%
Selina Operation Maderas, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operations Panama Two, S.A.'s outstanding stock; (4) Selina Operations Panama Two, SA. Owns 1% of Selina Operation Nicaragua, S.A.'s outstanding stock; (5) PCN Operations S.A. owns 99% of Selina Operations Nicaragua S.A.'s outstanding stock; and (6) Selina Operations Nicaragua, S.A. owns 100% of Selina Operation Maderas S.A.'s outstanding stock.
				Maderas, 700 meters from Maderas Village hostel, 700 meters from the beach, Nicaragua
Selina Explore Nicaragua, S.A.	Nicaragua	85.00%
Selina Explore Nicaragua, S.A. is an 85% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operation One (1), S.A.'s outstanding stock; (2) Selina Operation One (1), S.A. owns 85% of PCN Operations, S.A.'s outstanding stock; (3) PCN Operations, S.A. owns 100% of Selina Operations Panama Two, S.A.'s outstanding stock; (4) Selina Operations Panama Two, SA. Owns 1% of Selina Operation Nicaragua, S.A.'s outstanding stock; (5) PCN Operations S.A. owns 99% of Selina Operations Nicaragua S.A.'s outstanding stock; and (6) Selina Operations Nicaragua, S.A. owns 100% of Selina Explore Nicaragua S.A.'s outstanding stock.
				Villa Fontana, Centro Financiero Invercasa III, 4to Piso, MOD 4E, Managua, Nicaragua
Selina Playa Maderas Real Estate, S.A.	Nicaragua	100.00%	Not applicable	Villa Fontana, Centro Financiero Invercasa III, 4to Piso, MOD 4E, Managua, Nicaragua
Selina Playa Maderas JV, S.A.	Panama	100.00%	Not applicable	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Selina Operations Peru, S.A.C	Peru	100.00%	Not applicable	Alcanfores 425 - 465, Miraflores, Lima LIMA 18, Peru
Selina Operation Mancora, S.A.C.	Peru	100.00%	Not applicable	Alcanfores 425 - 465, Miraflores, Lima LIMA 18, Peru
Turismo Costa Sur, S.A.C	Peru	100.00%	Not applicable	Alcanfores 425 - 465, Miraflores, Lima LIMA 18, Peru
Rio Colorado, S.R.L.	Peru	100.00%	Not applicable	Alcanfores 425 - 465, Miraflores, Lima LIMA 18, Peru
Selina Operation Huaraz, S.A.C	Peru	100.00%	Not applicable	Alcanfores 425 - 465, Miraflores, Lima LIMA 18, Peru
Selina Operation Arequipa, S.A.C	Peru	100.00%	Not applicable	Alcanfores 425 - 465, Miraflores, Lima LIMA 18, Peru
Selina Operation Miraflores, S.A.C	Peru	100.00%	Not applicable	Alcanfores 425 - 465, Miraflores, Lima LIMA 18, Peru

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Operation Cusco, S.A.C.	Peru	100.00%	Not applicable	Alcanfores 425 - 465, Miraflores, Lima LIMA 18, Peru
Selina Operations US Corp	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Miami Operations LLC	USA	80.00%
Selina Miami Operations LLC is an 80.00% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operations US Corp.’s outstanding stock; and (2) Selina Operations US Corp. owns 80% of Selina Miami Operations LLC’s outstanding membership interest.
				1201 Hays Street, Talahassee, Florida
Selina Operation Casa Florida LLC	USA	80.00%
Selina Operation Casa Florida LLC is an 80.00% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operations US Corp.’s outstanding stock; (2) Selina Operations US Corp. owns 80% of Selina Miami Operations LLC’s outstanding membership interest; and (4) Selina Miami Operations LLC owns 100% of the outstanding membership interest of Selina Operation Casa Florida LLC.
				1201 Hays Street, Talahassee, Florida
Selina Operation Miami River LLC	USA	80.00%
Selina Operation Miami River LLC is an 80.00% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operations US Corp.’s outstanding stock; (2) Selina Operations US Corp. owns 80% of Selina Miami Operations LLC’s outstanding membership interest; and (4) Selina Miami Operations LLC owns 100% of the outstanding membership interest of Selina Operation Miami River LLC.
				1201 Hays Street, Talahassee, Florida
Selina Operation Little Havana LLC	USA	80.00%
Selina Operation Little Havana LLC is an 80.00% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operations US Corp.’s outstanding stock; (2) Selina Operations US Corp. owns 80% of Selina Miami Operations LLC’s outstanding membership interest; and (4) Selina Miami Operations LLC owns 100% of the outstanding membership interest of Selina Operation Little Havana LLC.
				1201 Hays Street, Talahassee, Florida
Selina Operation North Miami LLC	USA	80.00%
Selina Operation North Miami LLC is an 80.00% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operations US Corp.’s outstanding stock; (2) Selina Operations US Corp. owns 80% of Selina Miami Operations LLC’s outstanding membership interest; and (4) Selina Miami Operations LLC owns 100% of the outstanding membership interest of Selina Operation North Miami LLC.
				1201 Hays Street, Talahassee, Florida
Selina Operation St Petersburg LLC	USA	80.00%
Selina Operation St Petersburg LLC is an 80.00% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitality PLC owns 100% of Selina Operations US Corp.’s outstanding stock; (2) Selina Operations US Corp. owns 80% of Selina Miami Operations LLC’s outstanding membership interest; and (4) Selina Miami Operations LLC owns 100% of the outstanding membership interest of Selina Operation St Petersburg LLC.
				1201 Hays Street, Talahassee, Florida
Selina RY Holding Inc.	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Woodstock LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Chelsea LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Big Bear LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Chicago LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation NY Ave. LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Adams Morgan LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Ski Mountain LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Fredericksburg LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation New Orleans LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Downtown New Orleans LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Ashville LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130

Name	Country of registration or incorporation	Effective interest percentage	Effective interest percentage details	Registered Office Address
Selina Operation San Diego LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Palm Springs LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Astoria Hotel LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Downtown Portland LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Campground Astoria LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Operation Philadelphia LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Explore US LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Global Services US LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina US Real Estate LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Selina Woodstock Real Estate LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
SPV 1 US LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
SPV 2 US LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
SPV 3 US LLC	USA	100.00%	Not applicable	Selina Miami River Hotel, 437 SW 2 Street, Miami, FL 33130
Samba Merger Sub, Inc.	USA	100.00%	Not applicable	251 Little Falls Drive, Wilmington, Delaware 19808, County of New Castle
Selina Operations Dr, S.A.	Dominican Republic	100.00%	Not applicable	Ave. Winston Churchill, NO. 1099, Citi Tower, 14th Floor, Ens. Piantini Santo Domingo
Selina Operation Punta Cana, S.A.	Dominican Republic	100.00%	Not applicable	Ave. Winston Churchill, NO. 1099, Citi Tower, 14th Floor, Ens. Piantini Santo Domingo
Selina Operation Santo Domingo, S.A.	Dominican Republic	100.00%	Not applicable	Ave. Winston Churchill, NO. 1099, Citi Tower, 14th Floor, Ens. Piantini Santo Domingo
Selina Operation Punta del Este, S.A.	Uruguay	100.00%	Not applicable	El Foque 759, 20100 Punta del Este, Departamento de Maldonado, Uruguay
Selina Operation Uruguay, S.A.	Uruguay	100.00%	Not applicable	El Foque 759, 20100 Punta del Este, Departamento de Maldonado, Uruguay
Valiker S.A.	Uruguay	100.00%	Not applicable	El Foque 759, 20100 Punta del Este, Departamento de Maldonado, Uruguay
PCN Operations, S.A.	Panama	75%
PCN Operations S.A. is a 75% owned subsidiary of Selina Hospitality PLC as follows: (1) Selina Hospitalityt PLC owns 100% of Selina Operation One (1)’s outstanding stock; and (2) Selina Operation One (1) S.A. owns 85% of PCN Operations S.A.’s outstanding stock.
				Calle 12 y Avenida B, Edif. Bola de Oro, Casco Antiguo, Ciudad de Panamá, República de Panamá.
Selina Operation Morocco SARL	Morocco	100.00%	Not applicable	49 RUE AHMED BARAKAT RDC N 3 MAARIF, Casablanca
Selina Morocco SPV 1 SARLAU	Morocco	100.00%	Not applicable	49 RUE AHMED BARAKAT RDC N 3 MAARIF, Casablanca
Selina Morocco SPV 2 SARLU	Morocco	100.00%	Not applicable	49 RUE AHMED BARAKAT RDC N 3 MAARIF, Casablanca
Selina Morocco SPV 3 SARLU	Morocco	100.00%	Not applicable	49 RUE AHMED BARAKAT RDC N 3 MAARIF, Casablanca
Remote Year South Africa Pty Ltd.	South Africa	100.00%	Not applicable	Watershed, 17 Dock Road, Victoria and Alfred Waterfront, Cape Town, 8002